Transactions with Related Parties and Parties-in-Interest	12 Months Ended
Dec. 31, 2025
Bank First Retirement Plan
Transactions with Related Parties and Parties-in-Interest
Transactions with Related Parties and Parties-in-Interest

NOTE 6 - Transactions with Related Parties and Parties-in-Interest

Fees for legal and professional services rendered to the Plan may be paid for by the Company at its discretion. The Plan invests in a certain common trust fund that is managed by the Plan custodian. These transactions are not, however, considered prohibited transactions under 29 CFR 408(b) of the ERISA regulations.

Bank First Corporation serves as the Plan Sponsor. The Plan had the following transactions with Bank First Corporation common stock for the years ended December 31:

	2025	2024
Purchase of stock:
Number of shares	30,216	21,143
Value of shares on transaction dates	$3,427,875	$1,851,511

In-kind transfers of stock out of Plan:
Number of shares	11,862	17,104
Value of shares on transaction dates	$1,272,293	$1,415,067

Sales of stock:
Number of shares	56,107	54,998
Value of shares on transaction dates	$6,643,602	$4,776,633

At December 31, 2025 and 2024, the Plan held 183,622 and 221,214 shares (all shares allocated to participants), respectively of Bank First Corporation common stock.